Contract liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Information
Summary of current and non-current contract liabilities

	31 December	31 December
	2025	2024
Long-term contract liabilities	2,524,641	2,817,919
Short-term contract liabilities	2,021,937	1,992,836
	4,546,578	4,810,755

Summary of unsatisfied performance obligation of contract liabilities

The following table shows unsatisfied performance obligation result as of 31 December 2025;

	31 December	31 December
	2025	2024
Telecommunications service	10,768,817	3,060,547
Other	1,007,191	1,903,173
	11,776,008	4,963,720